Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax valuation allowance [Member]
Valuation and Qualifying Accounts
Beginning Balance	$ 9,872	$ 11,441	$ 11,458
Additions charged to Expense	1,583	365	529
Additions charged to Other accounts
Deductions		(1,934)	(546)
Ending Balance	11,455	9,872	11,441
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts
Beginning Balance	1,259	601	723
Additions charged to Expense	3,013	1,131	519
Additions charged to Other accounts
Deductions	(1,357)	(473)	(641)
Ending Balance	$ 2,915	$ 1,259	$ 601